Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net

6.    Property and equipment, net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Electronic equipment	18,084	17,363
Office equipment and furniture	7,686	6,706
Leasehold improvements	19,384	21,471
Total	45,154	45,540
Less: Accumulated depreciation	(34,305)	(37,050)
Net book value	10,849	8,490

Depreciation expenses were RMB5.6 million, RMB4.8 million and RMB4.8 million for the years ended December 31, 2022, 2023 and 2024, respectively.